Summary of the Fair Value of Classes of Plan Assets (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Equity securities Common stocks Level 1 USD ($)	Mar. 31, 2011 Equity securities Common stocks Level 1 JPY (¥)	Mar. 31, 2010 Equity securities Common stocks Level 1 JPY (¥)	Mar. 31, 2011 Equity securities Level 1 USD ($)	Mar. 31, 2011 Equity securities Level 1 JPY (¥)	Mar. 31, 2010 Equity securities Level 1 JPY (¥)	Mar. 31, 2011 Debt securities Government bonds Level 1 JPY (¥)	Mar. 31, 2011 Debt securities Government bonds Level 1 USD ($)	Mar. 31, 2010 Debt securities Government bonds Level 1 JPY (¥)	Mar. 31, 2011 Debt securities Level 1 JPY (¥)	Mar. 31, 2011 Debt securities Level 1 USD ($)	Mar. 31, 2010 Debt securities Level 1 JPY (¥)	Mar. 31, 2011 Debt securities Level 1 Other debt securities USD ($)	Mar. 31, 2011 Debt securities Level 1 Other debt securities JPY (¥)	Mar. 31, 2010 Debt securities Level 1 Other debt securities JPY (¥)	Mar. 31, 2011 Level 1 JPY (¥)	Mar. 31, 2011 Level 1 USD ($)	Mar. 31, 2010 Level 1 JPY (¥)	Mar. 31, 2011 Level 1 All Other USD ($)	Mar. 31, 2011 Level 1 All Other JPY (¥)	Mar. 31, 2010 Level 1 All Other JPY (¥)	Mar. 31, 2011 Equity securities Level 2 JPY (¥)	Mar. 31, 2011 Equity securities Level 2 USD ($)	Mar. 31, 2010 Equity securities Level 2 JPY (¥)	Mar. 31, 2011 Equity securities Level 2 Commingled funds USD ($)	Mar. 31, 2011 Equity securities Level 2 Commingled funds JPY (¥)	Mar. 31, 2010 Equity securities Level 2 Commingled funds JPY (¥)	Mar. 31, 2011 Debt securities Level 2 JPY (¥)	Mar. 31, 2011 Debt securities Level 2 USD ($)	Mar. 31, 2010 Debt securities Level 2 JPY (¥)	Mar. 31, 2011 Debt securities Level 2 Commingled funds USD ($)	Mar. 31, 2011 Debt securities Level 2 Commingled funds JPY (¥)	Mar. 31, 2010 Debt securities Level 2 Commingled funds JPY (¥)	Mar. 31, 2011 Debt securities Level 2 Other debt securities USD ($)	Mar. 31, 2011 Debt securities Level 2 Other debt securities JPY (¥)	Mar. 31, 2010 Debt securities Level 2 Other debt securities JPY (¥)	Mar. 31, 2011 Level 2 JPY (¥)	Mar. 31, 2011 Level 2 USD ($)	Mar. 31, 2010 Level 2 JPY (¥)	Mar. 31, 2011 Level 2 Insurance contracts USD ($)	Mar. 31, 2011 Level 2 Insurance contracts JPY (¥)	Mar. 31, 2010 Level 2 Insurance contracts JPY (¥)	Mar. 31, 2011 Level 2 All Other USD ($)	Mar. 31, 2011 Level 2 All Other JPY (¥)	Mar. 31, 2010 Level 2 All Other JPY (¥)	Mar. 31, 2011 Debt securities Level 3 JPY (¥)	Mar. 31, 2011 Debt securities Level 3 USD ($)	Mar. 31, 2010 Debt securities Level 3 USD ($)	Mar. 31, 2010 Debt securities Level 3 JPY (¥)	Mar. 31, 2009 Debt securities Level 3 JPY (¥)	Mar. 31, 2010 Debt securities Level 3 Commingled funds JPY (¥)	Mar. 31, 2011 Debt securities Level 3 Other debt securities USD ($)	Mar. 31, 2011 Debt securities Level 3 Other debt securities JPY (¥)	Mar. 31, 2010 Debt securities Level 3 Other debt securities JPY (¥)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 USD ($)	Mar. 31, 2010 Level 3 USD ($)	Mar. 31, 2010 Level 3 JPY (¥)	Mar. 31, 2009 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 All Other USD ($)	Mar. 31, 2011 Level 3 All Other JPY (¥)	Mar. 31, 2010 Level 3 All Other USD ($)	Mar. 31, 2010 Level 3 All Other JPY (¥)	Mar. 31, 2009 Level 3 All Other JPY (¥)	Mar. 31, 2011 Equity securities USD ($)	Mar. 31, 2011 Equity securities JPY (¥)	Mar. 31, 2010 Equity securities JPY (¥)	Mar. 31, 2011 Equity securities Common stocks JPY (¥)	Mar. 31, 2011 Equity securities Common stocks USD ($)	Mar. 31, 2010 Equity securities Common stocks JPY (¥)	Mar. 31, 2011 Equity securities Commingled funds JPY (¥)	Mar. 31, 2011 Equity securities Commingled funds USD ($)	Mar. 31, 2010 Equity securities Commingled funds JPY (¥)	Mar. 31, 2011 Debt securities USD ($)	Mar. 31, 2011 Debt securities JPY (¥)	Mar. 31, 2010 Debt securities JPY (¥)	Mar. 31, 2011 Debt securities Government bonds USD ($)	Mar. 31, 2011 Debt securities Government bonds JPY (¥)	Mar. 31, 2010 Debt securities Government bonds JPY (¥)	Mar. 31, 2011 Debt securities Commingled funds JPY (¥)	Mar. 31, 2011 Debt securities Commingled funds USD ($)	Mar. 31, 2010 Debt securities Commingled funds JPY (¥)	Mar. 31, 2011 Debt securities Other debt securities JPY (¥)	Mar. 31, 2011 Debt securities Other debt securities USD ($)	Mar. 31, 2010 Debt securities Other debt securities JPY (¥)	Mar. 31, 2011 Insurance contracts JPY (¥)	Mar. 31, 2011 Insurance contracts USD ($)	Mar. 31, 2010 Insurance contracts JPY (¥)	Mar. 31, 2011 All Other JPY (¥)	Mar. 31, 2011 All Other USD ($)	Mar. 31, 2010 All Other JPY (¥)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	$ 14,232	¥ 1,183,385	$ 14,180	¥ 1,179,051	¥ 979,012	$ 5,890	¥ 489,759	¥ 471,262	$ 5,890	¥ 489,759	¥ 471,262	¥ 82,685	$ 995	¥ 79,739	¥ 111,902	$ 1,346	¥ 118,970	$ 351	¥ 29,217	¥ 39,231	¥ 621,271	$ 7,472	¥ 626,006	$ 236	¥ 19,610	¥ 35,774	¥ 180,901	$ 2,176	¥ 237,495	$ 2,176	¥ 180,901	¥ 237,495	¥ 204,226	$ 2,456	¥ 166,906	$ 1,915	¥ 159,232	¥ 147,345	$ 541	¥ 44,994	¥ 19,561	¥ 502,517	$ 6,043	¥ 502,936	$ 1,094	¥ 90,972	¥ 97,086	$ 317	¥ 26,418	¥ 1,449	¥ 746	$ 9	$ 43	¥ 3,591	¥ 5,242	¥ 2,663	$ 9	¥ 746	¥ 928	¥ 59,597	$ 717	$ 603	¥ 50,109	¥ 51,067	$ 708	¥ 58,851	$ 560	¥ 46,518	¥ 45,825	$ 8,066	¥ 670,660	¥ 708,757	¥ 489,759	$ 5,890	¥ 471,262	¥ 180,901	$ 2,176	¥ 237,495	$ 3,811	¥ 316,874	¥ 289,467	$ 995	¥ 82,685	¥ 79,739	¥ 159,232	$ 1,915	¥ 150,008	¥ 74,957	$ 901	¥ 59,720	¥ 90,972	$ 1,094	¥ 97,086	¥ 104,879	$ 1,261	¥ 83,741